Insurance Contracts_Changes In The Deferred Acquisition Costs(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Changes In Deferred Acquisition Costs Arising From Insurance Contracts LineItems [Line Items]
Beginning	₩ 921,365	₩ 667,124
Increase	1,017,240	933,520
Amortization	(767,633)	(679,279)	₩ (606,073)
Ending	1,170,972	921,365	667,124
Non-life insurance
Reconciliation Of Changes In Deferred Acquisition Costs Arising From Insurance Contracts LineItems [Line Items]
Beginning	786,626	547,831
Increase	872,811	815,712
Amortization	(693,754)	(576,917)
Ending	965,683	786,626	547,831
Life insurance
Reconciliation Of Changes In Deferred Acquisition Costs Arising From Insurance Contracts LineItems [Line Items]
Beginning	134,739	119,293
Increase	144,429	117,808
Amortization	(73,879)	(102,362)
Ending	₩ 205,289	₩ 134,739	₩ 119,293